Investments in Affiliates (Details) - CN Finance [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 07, 2018	Dec. 31, 2021	Dec. 31, 2020
Investments in Affiliates (Details) [Line Items]
Equity interest, percentage	18.50%
Other-than temporarily impairment amount		¥ 29,316	¥ 22,958
Carrying value of investment		¥ 329,158